Transfers and Servicing of Financial Assets - Hypothetical Effect of an Adverse Change in Key Assumptions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Transfers and Servicing [Abstract]
Impact of discount rate plus 1%	$ (8,706)	$ (2,071)
Impact of discount rate plus 2%	(16,638)	(3,953)
Impact of discount rate plus 3%	(23,889)	(5,671)
Impact of prepayment speed times 105%	(3,558)	(1,278)
Impact of prepayment speed times 110%	(7,003)	(2,505)
Impact of prepayment speed times 120%	(13,570)	(4,819)
Impact of cost of servicing times 105%	(1,157)	(415)
Impact of cost of servicing times 110%	(2,314)	(830)
Impact of cost of servicing times 120%	$ (4,629)	$ (1,659)